As filed with the Securities and Exchange Commission on September 22, 2016

File Nos. 002-94222
811-04149
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	60	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	61	[X]

FRANKLIN TAX-FREE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A filing relates only to the prospectuses and statement of additional information (SAI) of Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia  Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Louisiana Tax-Free Income Fund, each a series of the Registrant, and does not otherwise delete, amend, or supersede any other information relating to the prospectus or SAI of any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 21st day of September 2016.

FRANKLIN TAX-FREE TRUST

By: /s/ KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY	President & Chief Executive Officer –
Christopher J. Molumphy*	Investment Management
Dated: September 21, 2016

LAURA F. FERGERSON	Chief Executive Officer –
Laura F. Fergerson*	Finance and Administration
Dated: September 21, 2016

GASTON GARDEY	Chief Financial Officer and
Gaston Gardey*	Chief Accounting Officer
Dated: September 21, 2016

HARRIS J. ASHTON	Trustee
Harris J. Ashton*	Dated: September 21, 2016

MARY C. CHOKSI	Trustee
Mary C. Choksi*	Dated: September 21, 2016

EDITH E. HOLIDAY	Trustee
Edith E. Holiday*	Dated: September 21, 2016

GREGORY E. JOHNSON	Trustee
Gregory E. Johnson	Dated: September 21, 2016

RUPERT H. JOHNSON, JR.	Trustee
Rupert H. Johnson, Jr.	Dated: September 21, 2016

J. MICHAEL LUTTIG	Trustee
J. Michael Luttig*	Dated: September 21, 2016

FRANK A. OLSON	Trustee
Frank A. Olson*	Dated: September 21, 2016

LARRY D. THOMPSON

Trustee
Larry D. Thompson*	Dated: September 21, 2016

JOHN B. WILSON	Trustee
John B. Wilson*	Dated: September 21, 2016

*By   /s/ KAREN L. SKIDMORE

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase